U.S.	SECURITIES AND EXCHANGE COMMISSION
""" Was"	"hington, D.C.  20549 """

FORM	24F-2
Annu	al Notice of Securities Sold
Purs	uant to Rule 24f-2



1	Name and address of issuer:
	Rule 24f-2 Filing for CitiFunds Premium	Trust
	125 Broad Street
""""	"New York, NY 10004 """


2	Name of each series or class of securiti	es for which
	this Form is filed (If the Form is being	filed for all
""""	series and classes of securities of the	"issuer, check """
	the box but do not list series of classe	s): [ X ]


3	Investment Company Act File Number:
	811-5812
	Securities Act File Number:
	33-28844


4.(a	)  Last day of fiscal year for which this F	orm is filed:
""""	"August 31, 2004 """

4.(b	)  [   ]  Check box if this Form is being f	iled late
""""	"(i.e., more than 90 calendar days after"	"the end of the """
	issuer's fiscal year).

4.(c	)  [   ]  Check box if this is the last tim	e the issuer
	will be filing this form.


5	Calculation of registration fee:

(i)	Aggregate sale price of securities sold	during the fiscal
""""	"year pursuant to section 24(f): $4,570,"	"469,604 """


(ii)	Aggregate price of securities redeemed o	r repurchased
""""	"during the fiscal year: $5,134,911,716"	""""


(iii	)  Aggregate price of securities redeemed o	r repurchased
	during any prior fiscal year ending no e	arlier than
""""	"October 11, 1995 that were not previous"	"ly used to reduce """
""""	registration fees payable to the commis	"sion: $131,952,104 """


(iv)	Total available redemption credits [add	Item 5(ii) and
""""	"(iii): $5,266,863,820 """


(v)	Net sales - if Item 5(i) is greater than	Item 5(iv)
""""	[subtract Item 5(iv)from Item 5(i)]: -$	"696,394,216 """


(vi)	Redemption credits available for use in	future years
	$(0) -if Item 5(I) is less than Item 5(i	v)[subtract
""""	"Item 5(iv) from Item 5(i)]: -$(696,394,"	"216) """


(vii	)  Multiplier for determining registration	fee by 0.000127


(vii	i) Registration fee due [multiply Item 5(v)	by Item 5(vii)
	(enter *0* if no fee is due): *0*

6	Prepaid Shares

	If the response to item 5(i) was determi	ned by deducting
	an amount of securities that were regist	ered under the
	Securities Act of 1933 pursuant to rule	24E-2 as in
	effect before [effective date of rescisi	son of rule
""""	"24e-2], then report the amount of secur"	"ities (number of """
	shares or other units) deducted here: __	______. If there
	is a number of shares of other units tha	t were registered
	pursuant to rule 24e-2 remaining unsold	at the end of the
	fiscal year for which this form is filed	that are
""""	available for use by the issuer in futu	"re fiscal years, """
	then state that number here: __________.

7	Interest due - if this Form is being fil	ed more than 90
	days after the end of the issuer's fisca	l year: $________


8	Total of the amount of the registration	fee due plus any
	interest due [line 5(viii) plus line 7):	*0*

9	Date the registration fee and any intere	st payment was
	sent to the Commission's lockbox deposit	ory: CIK# 000850628

	Method of Delivery:

	[   ]    Wir	e Transfer
	[   ]    Mai	l or other means


SIGN	ATURES
This	report has been signed below by the follow	ing persons on
beha	lf of the issuer and in the capacities and	on the dates
indi	cated.

By (	Signature and Title)* _____________________	________________
""""	"Frances M. Guggino,"	"Treasurer """

""" Dat"	"e : November 3, 2004 """

*Ple	ase print the name and title of the signing	officer below
the	signature.